Nasdaq

805 King Farm Blvd
Rockville, MD 20850

Received SEC

JUN 19 2015

Washington, DC 20549

15007854

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

June 19, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 19, 2015 The Nasdaq Stock Market (the "Exchange") received from Yulong Eco-Materials Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Ordinary shares, par value $0.00125 per share

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery